Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Employee Benefits
Employee Benefits

13.Employee Benefits

Equity Incentive Plans

On October 21, 2021, we effected a reclassification (referred to below as the “Reclassification”) whereby all outstanding shares of Babylon, including the various options previously granted under the below plans, were reclassified to Class A ordinary shares or Class B ordinary shares, subject to a conversion ratio of approximately 0.3 (the “Conversion Ratio”). The description of activity in the narratives and tables below have been adjusted to reflect the Reclassification.

On July 27, 2015, the Board of Directors adopted the Babylon Holdings Limited Long Term Incentive Plan (the “LTIP”). Options granted under the LTIP were originally granted over Company’s Class B Shares. Following the Reclassification, the options subsist over Class A ordinary shares. Upon approval of the Babylon Holdings Limited 2021 Equity Incentive Plan, including the Non-Employee Sub-Plan (collectively, the "2021 Plan"), the LTIP Plan was no longer available for future awards.

On February 21, 2021, the Board of Directors adopted the Company Share Option Plan (“CSOP”), which was intended to qualify as a company share option plan that meet certain requirements under the Income Tax Act of 2003. The options granted under the CSOP are, subject to certain qualifying conditions being met, potentially U.K. tax-favored options. Upon approval of the 2021 Plan, the CSOP Plan was no longer available for future awards.

On October 21, 2021, the shareholders approved the 2021 Plan. The 2021 Plan authorizes (a) the issuance of 13,700,125 Class A ordinary shares plus, (b) unless a lesser amount is approved by the Board prior to January 1st of a given year, an automatic increase on January 1st of each year, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to 5% of the total number of Class A ordinary shares outstanding on December 31st of the preceding calendar year, and (c) all or any part of an option or options to acquire unissued shares granted under the prior plans (the LTIP or CSOP described above) shall become available for award granted under the 2021 Plan subject to a maximum of 7,223,177 shares. Upon approval of the 2021 Plan, the LTIP and CSOP were no longer available for future awards. The 2021 Plan provides for the grant of options, share appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted share units (“RSUs”), and other share-based awards. As of March 31, 2022, there are 43,761,708 shares available for issuance pursuant to future awards under the 2021 Plan.

Share-based Payments

The Group issues equity settled share-based payments to employees of the Group and advisors, whereby services are rendered in exchange for rights over shares in the Group. Employees of all Group companies participate within this scheme through the LTIP, CSOP and 2021 Plan described above.

Share-based payments are recognized as expense for RSUs, RSAs and options, net of estimated forfeitures, as follows:

	For the Three Months Ended March 31,
	2022	2021
	$’000	$’000
Total share-based compensation expense	8,402	2,802

Restricted Stock Units

The following table displays RSU activity for the periods presented:

RSUs
Balance at January 1, 2022	6,997,284
Granted	14,758,592
Vested and issued	(895,627)
Forfeited / canceled during the period	(1,099,073)
Balance at March 31, 2022	19,761,176
Vested and unissued at March 31, 2022	39,022
Unvested at March 31, 2022	19,722,154

On March 14, 2022, the Remuneration Committee of the Board of Directors granted employees RSUs under the 2021 Plan, under which the holders have the rights to receive an aggregate 14,758,592 shares of the Company’s Class A ordinary shares. Pursuant to the terms of the RSU awards, unvested shares are forfeited upon separation from the Company.

Options

The following table displays option activity and weighted average exercise price for the periods presented:

	March 31, 2022		December 31, 2021
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options
	$		$
Outstanding at the beginning of the period	1.47	22,896,265	0.02	21,107,487
Granted during the period	—	—	3.67	8,155,289
Forfeited / canceled during the period	1.26	(650,232)	0.18	(6,204,471)
Exercised during the period	0.35	(27,942)	1.42	(162,040)
Outstanding at the end of the period	1.48	22,218,091	1.47	22,896,265

27.Employee Benefits

Pension Plans

The Group operates a defined contribution plan, under which the Group pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. During fiscal year 2021, the Group paid fixed contributions totaling $6.3 million (2020: $5.2 million, 2019: $3.1 million).

Equity Incentive Plans

Immediately prior to the closing of the Merger referred to in Note 5, we effected a reclassification (referred to below as the “Reclassification”) whereby all outstanding shares of Babylon, including the various options previously granted under the below plans, were reclassified to Class A Ordinary Shares or Class B Ordinary Shares, subject to a conversion ratio of approximately 0.3 (the “Conversion Ratio”). The description of activity in the narratives and tables below have been adjusted to reflect the Reclassification.

On July 27, 2015, the Board of Directors adopted the Babylon Holdings Limited Long Term Incentive Plan (the “LTIP”). Options granted under the LTIP were originally granted over Company’s Class B Shares. Following the Reclassification, the options subsist over Class A Ordinary Shares.

On February 21, 2021, the Board of Directors adopted the Company Share Option Plan (“CSOP”) and was intended to qualify as a company share option plan that meet certain requirements under the Income Tax Act of 2003. The options granted under the CSOP are, subject to certain qualifying conditions being met, potentially U.K. tax-favored options.

In March 2021, the Company made an offer to all existing UK participants in the LTIP to convert their LTIP share options into the CSOP or into restricted stock awards (“RSAs”). All employees who elected to have their LTIP option converted to a new CSOP or RSA had their existing LTIP options forfeited and were granted an increased number of share options in line with the increased exercise price under the CSOP and RSA plans resulting in an equivalent economic value as compared to the grantee’s original award. There were no changes made to other terms, including vesting conditions or the period the original share options were granted. For the participants who accepted the offer to transfer their LTIP awards into RSAs, a total of 4,265,770 LTIP options were cancelled and replaced with 5,046,059 RSAs during the year ending December 31, 2021. For the participants who accepted the offer to transfer their awards into CSOP options, a total of 6,660,027 LTIP options were cancelled and replaced with 7,726,002 CSOP options during year ending December 31, 2021.

On October 21, 2021, the shareholders approved the Babylon Holdings Limited 2021 Equity Incentive Plan, including the Non-Employee Sub-Plan (collectively, the “2021 Plan”). The 2021 Plan authorizes (a) the issuance of 13,700,125 Class A Ordinary Shares plus, (b) unless a lesser amount is approved by the Board prior to January 1st of a given year, an automatic increase on January 1st of each year, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to 5% of the total number of Class A Ordinary Shares outstanding on December 31st of the preceding calendar year, and (c) all or any part of an option or options to acquire unissued shares granted under the prior plans (the LTIP or CSOP described above) shall become available for award granted under the 2021 Plan subject to a maximum of 7,223,177 shares. Upon approval of the 2021 Plan, the LTIP and CSOP were no longer available for future awards. The 2021 Plan provides for the grant of options, share appreciation rights (“SARs”), RSAs, restricted share units (“RSUs”), and other share-based awards.

Share-based Payments

The Group issues equity settled share-based payments to employees of the Group and advisors, whereby services are rendered in exchange for rights over shares in the Group. Employees of all Group companies participate within this scheme through a variety of plans described above.

Under these plans, options are granted to employees at the start of their employment and typically expire between 10 to 15 years. Generally, upon completion of the first year of employment, 25.0% of options will vest, and the remainder will vest monthly over the next three years. In certain circumstances, additional options are granted to employees to recognize performance. Such options vest in the same manner as those granted on joining. Share-based compensation expense is recognized using the graded vesting method.

Share-based payments are recognized as expense for RSUs, RSAs and options, net of forfeitures, as follows:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Total share-based compensation expense	46,307	9,557	7,966

Restricted Stock Awards

The Company recorded share-based compensation expense related to RSAs of $3.6 million during the year ended December 31, 2021. As of December 31, 2021, the unrecognized compensation cost related to unvested RSAs is $1.3 million, which is expected to be recognized over the next one to two years.

Restricted Stock Units

The following table displays RSU activity and weighted average grant date fair values for the year ended December 31, 2021:

		Weighted Average
		Grant Date Fair Value
	RSUs	Per RSU (1)
Balance at January 1, 2021	—	$—
Granted	6,997,284	$6.23
Vested and issued	—	$—
Forfeited	—	$—
Balance at December 31, 2021	6,997,284	$6.23
Vested and unissued at December 31, 2021	1,760,363	$6.23
Unvested at December 31, 2021	5,236,921	$6.23
(1)	The calculation of weighted average grant date fair value excludes RSUs issued to Higi employees further discussed below.

In connection with the acquisition of Higi described in Note 6, Babylon exchanged vested and unvested options held by employees of Higi for 1,980,000 RSUs of Babylon to be issued from the 2021 Plan, which are included in amounts granted in the table above. Of the RSUs issued to Higi under the Second Amended and Restated Agreement and Plan of Merger, 1,167,669 RSUs awarded to the former Higi employees were vested upon grant date in exchange for the surrender of vested Higi awards upon exercise of the option to acquire the remaining non-controlling interests. The vesting conditions associated with the unvested RSUs issued to the former Higi employees reflect the vesting of the original Higi equity award. The transaction was accounted for under IFRS 2 for replacement awards and the Company will recognized the compensatory portion of the award over the service period of the unvested RSUs issued to Higi employees. As of December 31, 2021, the unrecognized compensation cost associated with the 812,331 remaining unvested RSUs is $5.4 million, which is expected to be recognized over a weighted average period of 1.3 years.

The Company recorded share-based compensation expense related to RSUs of $6.5 million during the year ended December 31, 2021. There were no RSUs granted prior to 2021.

As of December 31, 2021, the Company had $24.4 million in unrecognized compensation cost related to unvested RSUs unrelated to the acquisition of Higi described above, which is expected to be recognized over a weighted average period of 3.4 years.

Options

Options have been granted under the LTIP and CSOP described above. The fair value of each employee and non-employee stock option award was estimated on the date of grant for each option using the Black-Scholes option pricing model yielding a weighted average fair value of $7.79 for options granted during the year ended December 31, 2021. The key assumptions used for options granted during the year ended December 31, 2021, were as follows:

Fair value of underlying stock	$2.97 – $9.20
Volatility	63.4% – 70.0%
Risk-free interest rate	0.12% – 1.68%
Dividend yield	0% – 0%
Expected term (in years)	10.00 – 14.50

The number and weighted average exercise price of share options for the Group are as follows:

	2021		2020		2019
	Weighted		Weighted		Weighted
	average		average		average
	exercise	Number of	exercise	Number of	exercise	Number of
	price	options	price	options	price	options
	$		$		$
Outstanding at the beginning of the year	0.02	21,107,487	—	20,120,425	—	19,666,539
Granted during the year	3.67	8,155,289	0.11	4,109,243	—	2,786,856
Forfeited / canceled during the year	0.18	(6,204,471)	0.04	(3,122,181)	—	(2,332,970)
Exercised during the year	1.42	(162,040)	—	—	—	—
Outstanding at the end of the year	1.47	22,896,265	0.02	21,107,487	—	20,120,425
Exercisable at the end of the year	1.54	19,105,908	0.01	16,461,945	—	11,817,828

As of December 31, 2021, the outstanding options had remaining contractual terms ranging from 6.9 –  15.0 years.

Restricted Growth Shares

In February 2021, the Board approved a grant of 10,150,368 of Class G Shares to three employees (“Growth Shares”), with a subscription price of $0.03 per share. The Growth Shares had vesting terms of one year from the grantee’s date of hire. The Growth Shares allowed the grantee to benefit from the difference between the value of the number of Growth Shares awarded and the benchmark valuation. The Growth Shares included a conversion feature to convert into the Company’s Class A Ordinary Shares upon an exit event, which included a business merger, an initial public offering, or certain other events (collectively referred to as an “Exit Event”). The Growth Shares were redeemable at the sole discretion of the Company at $0.00001227 or at some other amount at the discretion of the Board of Directors prior to an Exit Event upon cessation of employment. Using a Monte Carlo simulation, the Group calculated the grant date fair value of $9.7 million for the Growth Shares, all of which was recognized during the year ended December 31, 2021. The key assumptions used were a pre-money equity valuation of $3.5 billion and a volatility rate of 54%. All outstanding Growth Shares were converted into 712,413 Class A Ordinary Shares, subject to achievement of the original vesting conditions, following the Merger in October 2021. There were no Growth Shares outstanding as of December 31, 2021.